UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC
(Exact name of registrant as specified in charter)

4500 Chery Creek Drive South, 5th Floor

                                                Denver, CO 80046
(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                           Denver, CO 80246
 (Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant's telephone number, including area code: (303) 895-3773

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2015 (Unaudited)

Shares		Value	Shares		Value
Private Investment Funds * - 69.3%				Diversified – (continued)
	Diversified – 69.3%		174,571	Stockland, REIT (Australia)........................................	$ 521,559
61,025	AEW Core Property Trust (U.S.), Inc. .......................	$57,804,223	11,950	Vornado Realty Trust, REIT.......................................	1,194,522
42,282	Clarion Lion Properties Fund LLC..............................	54,815,983	574,000	Yuexiu Real Estate Investment Trust, REIT
150,745	Cornerstone Patriot Fund LP........................................	17,622,120		(Hong Kong) .........................................................	308,106
10,207	Harrison Street Core Property Fund............................	12,380,681			11,234,783
36,328	Heitman America Real Estate LP................................	40,221,022		Health Care – 1.1%
118	Invesco Core Real Estate USA....................................	18,732,972	19,300	HCP, Inc., REIT........................................................	738,032
43,624	Invesco Real Estate Asia Fund (Cayman Islands)......	4,808,100	17,415	Omega Healthcare Investors, Inc., REIT.................	609,163
3,669,932	J.P. Morgan Real Estate Growth..................................	5,101,205	22,925	Sabra Health Care, Inc., REIT.................................	463,773
11,645	Lasalle Property Fund LP.............................................	17,385,792	60,650	Senior Housing Properties Trust, REIT...................	900,046
8,042	Mesa Core Lending Fund LP.......................................	8,289,556	12,750	Ventas, Inc., REIT.....................................................	719,483
5,483	Met Life Commercial Mortgage Income Fund	5,483,846	20,149	Welltower,Inc, REIT.................................................	1,370,736
351,054	RREEF America REIT II, LP......................................	38,763,415			4,801,233
834,992	Torchlight Value Fund..................................................	5,054,873		Hotels – 0.5%
532	Trumbull Income Property Fund, LP...........................	6,104,525	12,469	Chatham Lodging Trust, REIT................................	255,365
	US Government Building, LP**..................................	10,402,753	8,800	Chesapeake Lodging Trust, REIT	221,408
	Total Private Investment Funds...................................	302,971,066	40,250	Host Hotels & Resorts, Inc., REIT..........................	617,435
	(Cost $284,425,202)		62,492	InnVest Real Estate Investment Trust, REIT
				(Canada) ................................................................	231,686
Common Stocks – 11.2%			973,500	Langham Hospitality Investments, Ltd.
	Apartments – 1.2%			(Hong Kong) .........................................................	356,738
18,669	Apartment Investors & Management Co.,		7,500	Lasalle Hotel Properties, REIT................................	188,700
	REIT Class A.......................................................	747,320	4,850	Pebblebrook Hotel Trust, REIT...............................	135,897
6,200	AvalonBay Communities, Inc., REIT.........................	1,141,606	4,450	Starwood Hotels & Resorts Worldwide, Inc...........	308,296
29,494	Bluerock Residential Growth REIT, Inc.....................	349,504			2,315,525
3,350	Camden Property Trust, REIT.....................................	257,146		Mortgages – 0.3%
16,950	Equity Residential, REIT.............................................	1,382,950	33,913	Apollo Commercial Real Estate Finance , Inc.,
1,978	Essex Property Trust, Inc., REIT.................................	473,553		REIT.....................................................................	584,321
88	Kenedix Residential Investment Corp., REIT (Japan)	218,179	33,741	Starwood Property Trust, Inc., REIT.......................	693,715
4,400	Post Properties, Inc., REIT...........................................	260,304			1,278,036
15,650	UDR Inc., REIT............................................................	587,971
		5,418,533		Office Properties – 1.8%
			7,400	Alexandria Real Estate Equities, Inc., REIT...........	668,664
	Diversified – 2.6%		29,756	Alstria Office REIT (Germany) ..............................	398,236
56,410	Atrium European Real Estate, Ltd. (Jersey)................	218,855	88,050	BioMed Realty Trust, Inc., REIT.............................	2,085,904
44,544	The British Land Co., PLC, REIT (United Kingdom)	516,144	5,350	Boston Properties, Inc., REIT..................................	682,339
11,880	Crombie Real Estate Investment Trust, REIT		16,100	Columbia Property Trust, Inc., REIT......................	378,028
	(Canada).....................................................................	109,897	18,350	Douglas Emmett, Inc., REIT....................................	572,153
486,600	Cromwell Property Group, REIT (Australia)..............	372,314	132,004	Industria REIT, (Austria) .........................................	205,849
4,772	Digital Realty Trust, Inc., REIT...................................	360,859	500,400	Keppel, REIT (Singapore) .......................................	328,212
49,541	Dream Office Real Estate Investment Trust, REIT		22,447	Mack-Cali Realty Corp., REIT................................	524,137
	(Canada).....................................................................	621,903	276	Orix Jreit, Inc., REIT (Japan) ..................................	359,136
23,338	Duke Realty Corporation, REIT..................................	490,565	14,150	Paramount Group, Inc., REIT..................................	256,115
11,056	EPR Properties, REIT...................................................	646,223	13,050	Piedmont Office Realty Trust, Inc., REIT...............	246,384
8,595	GEO Group, Inc., REIT................................................	248,481	535	Premier Investment Corp., REIT (Japan) ...............	548,821
30,610	Hamborner REIT AG, REIT (Germany).....................	319,815	980,000	Prosperity, REIT (Hong Kong)................................	352,798
713,000	Hui Xian Real Estate Investment Trust, REIT		2,050	SL Green Realty Corp, REIT...................................	231,609
	(Hong Kong)............................................................	365,635	28,753	VEREIT, Inc., REIT.................................................	227,724
134	Kenedix Realty Investment Corp, REIT (Japan)	629,893			8,066,109
193,612	Kiwi Property Group, Ltd., (New Zealand)................	178,768		Regional Malls – 1.0%
41,233	Lexington Realty Trust, REIT......................................	329,864	224,360	CapitaLand Retail China Trust, REIT (Singapore)	235,769
22,568	Liberty Property Trust, REIT.......................................	700,737	17,150	General Growth Properties, Inc., REIT...................	466,651
554,500	Mapletree Greater China Commercial Trust,		11,950	Macerich Company, The, REIT...............................	964,246
	REIT (Singapore)......................................................	357,830	11,300	Simon Property Group, Inc., REIT..........................	2,197,172
518,200	Mapletree Logistics Trust, REIT (Singapore).............	361,815	5,000	Taubman Centers, Inc., REIT...................................	383,600
16,777	Mercialys SA, (France).................................................	339,763			4,247,438
28,306	Merlin Properties Socimi SA, REIT............................	355,144		Residential – 0.1%
11,177	Outfront Media, Inc., REIT..........................................	243,994	4,200	Equity LifeStyle Properties, Inc., REIT..................	280,014
657,300	Religare Health Trust (Singapore)...............................	463,573
269	RMR Group, Inc............................................................	3,874		Retirement / Aged Care – 0.1%
476,400	Soilbuild Business Space, REIT (Singapore)..............	258,712	41,591	Sienna Senior Living, Inc. (Canada)........................	485,133
49,029	Spirit Realty Capital, Inc., REIT..................................	491,271
52,684	Sponda OYJ, (Finland).................................................	224,667

See accompanying notes to Portfolio of Investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2015 (Unaudited) (continued)

Shares		Value	Shares		Value
	Shopping Centers – 1.3%			Hotels – 0.4%
18,650	Brixmor Property Group, Inc., REIT.......................	$ 481,543	22,860	Ashford Hospitality Trust, Inc., REIT,
157,775	Charter Hall Retail, REIT (Australia)......................	479,426		Series E, 9.00%.................................................	$ 79,501
136,403	Citycon OYJ (Finland)..............................................	355,768	3,400	Hersha Hospitality Trust, REIT, Series B, 8.00%	86,122
30,250	DDR Corp., REIT.....................................................	509,410	2,900	LaSalle Hotel Properties, REIT, Series H, 7.50%	72,776
5,815	Eurocommercial Properties NV, REIT			Pebblebrook Hotel Trust, REIT,
	(Netherlands)......................................................	251,476	900	Series A, 7.88%.................................................	22,608
52,600	Hammerson PLC, REIT (United Kingdom).......	465,260	1,150	Series B, 8.00%.................................................	29,693
191	Japan Retail Fund Investment Corp., REIT (Japan)	368,985	300	Summit Hotel Properties, Inc., REIT,
16,650	Kimco Realty Corp., REIT.....................................	440,559		Series A, 9.25%.................................................	7,767
13,700	Kite Realty Group Trust, REIT..............................	355,241	42,542	Sunstone Hotel Investors, Inc., REIT,
597,370	Redefine Properties, Ltd., REIT (South Africa)	374,684		Series D, 8.00%.................................................	1,077,588
6,550	Regency Centers Corp., REIT................................	446,186			1,876,055
14,200	Retail Opportunity Investments Corp., REIT......	254,180		Office Properties – 0.5%
191,588	Vicinity Centres, REIT..........................................	390,908	6,950	Alexandria Real Estate Equities, Inc., REIT,
6,107	Wereldhave NV, REIT***.....................................	343,123		Series E, 6.45%....................................................	180,074
		5,516,749	650	Brandywine Realty Trust, REIT, Series E, 6.90%	17,465
	Storage – 0.5%		6,250	Corporate Office Properties Trust, REIT,
13,950	CubeSmart, REIT...................................................	427,149		Series L, 7.38%....................................................	160,687
3,600	Extra Space Storage, Inc., REIT............................	317,556	41,850	Equity Commonwealth, REIT, Series E, 7.25%	1,070,941
5,600	Public Storage, REIT Series R...............................	1,387,120		Kilroy Realty Corp., REIT,
		2,131,825	5,900	Series G, 6.88%...................................................	149,978
	Warehouse / Industrial – 0.7%		11,100	Series H, 6.38%...................................................	286,491
274,700	AIMS AMP Capital Industrial, REIT, (Singapore)	266,389	9,550	SL Green Realty Corp., REIT, Series I, 6.50%......	243,143
6,800	DCT Industrial Trust, Inc. REIT ...........................	254,116			2,108,779
397,868	Mexico Real Estate Management SA de CV,			Regional Malls – 0.2%
	REIT (Mexico) ...................................................	507,651	13,696	CBL & Associates Properties Inc., REIT,
32,473	Prologis, Inc., REIT................................................	1,393,741		Series D, 7.38%...................................................	346,372
6,786	QTS Realty Trust, Inc., REIT, Class A.................	306,116	2,550	General Growth Properties, Inc., REIT,
23,154	STAG Industrial Inc., REIT...................................	427,191		Series A, 6.38%...................................................	63,240
		3,155,204		Pennsylvania Real Estate Investment Trust, REIT,
	Total Common Stocks..........................................	48,930,582	1,800	Series A, 8.25%.................................................	46,458
	(Cost $48,724,228)		500	Series B, 7.38%.................................................	12,798
			15,300	Taubman Centers Inc., REIT, Series J, 6.50%.......	390,456
Preferred Stock – 2.5%			2,600	Taubman Centers Inc., REIT, Series K, 6.25%......	66,300
	Apartments – 0.2%				925,624
	Apartment Investment & Management Co., REIT,			Residential – 0.2%
20,950	Series A, 6.88%...............................................	537,158	39,250	Equity Lifestyle Properties, Inc., REIT,
2,550	Series Z, 7.00%...............................................	65,101		Series C, 6.75%...................................................	1,010,688
2,050	Campus Crest Communities, Inc., REIT,		300	Sun Communities, Inc., REIT, Series A, 7.13%	7,832
	Series A, 8.00%...............................................	55,145			1,018,520
4,900	Essex Property Trust, Inc., REIT, Series H, 7.13%	124,264		Shopping Centers – 0.7%
		781,668	6,576	Akelius Residential Property AB, 5.0% (Sweden)	227,082
	Diversified – 0.1%			Inland Real Estate Corp., REIT,
2,450	National Retail Properties, Inc, REIT,		3,050	Series A, 8.13%.................................................	76,891
	Series D, 6.63%...............................................	63,847	52,200	Series B, 6.95%.................................................	1,319,616
7,100	PS Business Parks, Inc. REIT,			Regency Centers Corp, REIT,
	Series S, 6.45%................................................	186,943	12,250	Series 6, 6.00%..................................................	324,013
850	Retail Properties of America, Inc., REIT,		300	Series 7, 6.63%..................................................	7,668
	Series A, 7.00%...............................................	21,845	4,650	Saul Centers Inc., REIT, Series C, 6.88%...............	121,598
	Vornado Realty Trust, REIT,			Urstadt Biddle Properties, Inc., REIT,
4,150	Series G, 6.30%...............................................	105,618	17,450	Series F, 7.13%..................................................	457,626
4,650	Series J, 6.88%................................................	118,947	8,750	Series G, 6.75%.................................................	232,663
		497,200	1,800	WP Glimcher, Inc., REIT Series H, 7.50%............	46,152
	Health Care – 0.1%				2,813,309
11,350	Sabra Health Care, Inc., REIT, Series A, 7.13%	286,588		Storage – 0.0%
2,200	Welltower, Inc., REIT, Series J, 6.50%	56,848	5,700	CubeSmart, REIT, Series A, 7.75%	149,055
		343,436

See accompanying notes to Portfolio of Investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – December 31, 2015 (Unaudited) (continued)

		Value	Shares		Value
	Warehouse/Industrial – 0.1%		Short-Term Investments – 13.2%
16,882	STAG Industrial, Inc, REIT, Series A, 9.00%	$ 441,633	110,242	BlackRock Liquidity Funds TempFund Portfolio...	$ 110,242
5,088	Terreno Realty Corp, REIT, Series A, 7.75%	130,635	57,855,649	Goldman Sachs Financial Square Funds –
		572,268		Prime Obligations Fund.......................................	57,855,649
	Total Preferred Stock	11,085,914		Total Short-Term Investments..............................	57,965,891
	(Cost $11,259,111)			(Cost $57,965,891)
Par
Corporate Debt – 0.8%				Total Investments – 97.0%`...................................	$ 424,330,697
	Apartments – 0.2%			(Cost $405,767,875)
$319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017....	333,187		Other Assets Net of Liabilities 3.0%.....................	12,988,014
45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017............	47,567
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017...	2,081		Net Assets – 100.0%................................................	$ 437,318,711
285,000	Select Income, REIT, 2.85%, 2/01/2018....................	284,750
		667,585
	Diversified – 0.0%			* Non-Tradable Securities.
75,000	First Industrial LP, 7.50%, 12/01/2017 .....................	82,047		** Partnership is not designated in units. The Fund owns less than 1%.
133,000	Liberty Property LP, 6.63%, 10/01/2017 ..................	142,790
		224,837
	Health Care – 0.1%			Portfolio Abbreviations:
	HCP Inc., REIT,			LP – Limited Partnership
213,000	6.00%, 1/30/2017 ..................................................	221,940		PLC – Public Limited Company
125,000	5.63%, 5/01/2017 ..................................................	130,792		REIT – Real Estate Investment Trust
	Senior Housing Properties Trust, REIT,				% of
85,000	3.25%, 5/01/2019...................................................	84,763		Industry	Net Assets
20,000	6.75%, 4/15/2020...................................................	22,154		Diversified......................................................................	72.0%
126,000	Ventas Realty LP / Ventas Capital Corp, REIT,			Short-Term Investments................................................	13.2%
	2.70%, 4/01/2020...................................................	124,367		Office Properties............................................................	2.6%
		584,016		Shopping Centers...........................................................	2.2%
	Office Properties – 0.3%			Apartments.....................................................................	1.6%
881,000	Brandywine Operating Partnership LP,			Health Care.....................................................................	1.3%
	5.70%, 5/1/2017..................................................	919,237		Regional Malls...............................................................	1.2%
	Brandywine Operating Partnership LP,			Hotels..............................................................................	0.9%
121,000	5.70%, 5/1/2017..................................................	124,996		Warehouse/Industrial.....................................................	0.8%
78,000	5.70%, 5/1/2017..................................................	83,912		Storage............................................................................	0.5%
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018...	13,269		Residential......................................................................	0.3%
15,000	SL Green Realty Corp., REIT, 7.75%, 3/15/2020.	17,524		Mortgages.......................................................................	0.3%
		1,158,938		Retirement / Aged Care.................................................	0.1%
	Shopping Centers – 0.2%			Other Assets Net of Liabilities......................................	3.0%
575,000	DDR Corp., REIT, 7.50%, 4/1/2017.....................	612,750			100.0%
40,000	Equity One, Inc. REIT, 6.25%, 1/15/2017...........	41,663
26,000	Kimco Realty Corp., REIT, 5.70%, 5/1/2017......	27,326
57,000	Regency Centers LP, REIT, 5.88%, 6/15/2017...	60,129
		741,868
	Total Corporate Debt	3,377,244
	(Cost $3,393,443)

See accompanying notes to Portfolio of Investments.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

December 31, 2015 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•      Level 1  –    unadjusted quoted prices in active markets for identical securities

•      Level 2  –    prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3  –    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Portfolio of Investments

December 31, 2015 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the six months ended December 31, 2015, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of December 31, 2015 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	12/31/2015	Price	Inputs	Inputs
Common Stocks *......................................	$ 48,930,582	$ 48,930,582	$ – .	$ – .
Preferred Stocks *......................................	11,085,914	11,085,914	– .	– .
Corporate Debt *........................................	3,377,244	– .	3,377,244	– .
Short-Term Investments............................	57,965,891	57,965,891	– .	– .
Subtotal.......................................................	$ 121,359,631	$ 117,982,387	$ 3,377,244	$ – .
Private Investment Funds*(1).....................	$ 302,971,066
Total	$ 424,330,697

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the six months ended December 31, 2015.

(1)     Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of approximately $185,000,000 to twelve of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Verified

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Verified

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*        /s/ Mark D. Quam

Mark D. Quam, Chief Executive Officer

(principal executive officer)

Date   February 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Mark D. Quam

                                              Mark D. Quam, Chief Executive Officer

                                              (principal executive officer)

Date   February 23, 2016

By (Signature and Title)*       /s/ John Gordon

                                               John Gordon, Chief Financial Officer

(principal financial officer)

Date   February 23, 2016

* Print the name and title of each signing officer under his or her signature.